Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 10,499,209	$ 13,107,483	$ 13,524,989
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,911,513	2,654,774	4,336,133
Associated costs for towers sale	1,751,405	360,073	0
Rent of towers	937,763	475,749	0
Other services	1,903,476	1,890,921	1,636,402
Investments and expenses	20,003,366	18,489,000	19,497,524
Service revenues	1,153,877	756,347	714,148
Sales of towers	8,546,615	3,323,594	6,943,400
Sales of equipment	2,225,521	1,153,439	685,781
Revenues	$ 11,926,013	$ 5,233,380	$ 8,343,329